Income taxes (Tables)	12 Months Ended
Jun. 30, 2022
Income taxes
Summary of taxation recognized in consolidated profit or loss

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Amounts recognized in consolidated profit or loss
Current tax
Provision for the year	306,679	200,170	252,989
Deferred tax
Origination and reversal of temporary differences (Note 11(c))	(95,730)	13,085	14,081
Tax expense on continuing operations	210,949	213,255	267,070

Summary of reconciliation between tax expense and accounting profit at applicable tax rates

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Profit/(loss) before taxation	80,818	(1,216,192)	906,813
Notional tax on profit before taxation, calculated at the rates applicable to profits in the jurisdictions concerned	(48,050)	118,766	214,704
Tax effect of share-based compensation expenses and employee compensation expenses (Note 8(i))	96,011	70,330	20,254
Tax effect of other non-deductible expenses	6,566	10,433	10,935
Tax effect of loss from waiver of intercompany receivables of discontinued operations *	(61,548)	—	—
Tax benefit from disposal of subsidiaries	(24,779)	—	—
Effect of preferential tax treatments on assessable profits of a subsidiary (Note 11(a)(3))	(34,876)	(34,218)	(18,001)
Effect of fair value changes of paid-in capital subject to redemption and other preferential rights not recognized	207,942	—	—
Tax effect of exempted and non-taxable interest income	—	(6,245)	(4,044)
Effect of unused tax losses not recognized	35,382	72,969	44,888
Effect of deductible temporary differences not recognized/(utilized)	34,301	(18,780)	(1,666)
Actual tax expenses	210,949	213,255	267,070

Note:

*	The loss from waiver of intercompany receivables is related with the waiver of outstanding receivables due from Nome Design (Guangzhou) Co., Ltd. and Minihome Technology Co., Ltd. prior to the disposal in accordance with the share purchase agreements to sell their equity interests to Mr. Ye Guofu, the controlling shareholder of the Group.

Summary of movement in deferred tax assets

				Loss from
				waiver of
				intercompany
				receivables
	Unused	Intra-group		of
	tax	unrealized	Credit loss and	discontinued
	losses	profits	impairment	operations	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Deferred tax assets arising from:
At July 1, 2020	28,567	37,709	50,881	61,548	4,815	183,520
Charged to profit or loss (continuing operations)	6,278	(22,931)	683	—	2,885	(13,085)
Exchange rate difference	(592)	(82)	(1,217)	—	8	(1,883)
At June 30, 2021	34,253	14,696	50,347	61,548	7,708	168,552
Charged to profit or loss (continuing operations)	(2,536)	(3,556)	(8,673)	—	684	(14,081)
Exchange rate difference	(21)	(43)	(101)	—	27	(138)
At June 30, 2022	31,696	11,097	41,573	61,548	8,419	154,333

Summary of unrecognized deferred tax assets

	As at June 30,
	2021	2022
	RMB’000	RMB’000
Deductible temporary differences	127,500	107,964
Cumulative tax losses	483,437	630,807
Total	610,937	738,771

Summary of tax losses carried forward

	As at		As at
	June 30,		June 30,
	2021	Expiry date	2022	Expiry date
	RMB’000		RMB’000
Expire	147,928	2022-2042	278,215	2023-2043
Never expire	335,509		352,592